Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Goodwill
Balance at beginning of period	$ 760,413	$ 675,647
Adjustments on account of foreign exchange	(4,562)	1,062
Balance at end of period	849,991	760,413
GroundCloud
Goodwill
Acquisition of goodwill		82,750
Localz
Goodwill
Acquisition of goodwill		$ 954
OCR
Goodwill
Acquisition of goodwill	50,789
ASD
Goodwill
Acquisition of goodwill	35,604
BoxTop
Goodwill
Acquisition of goodwill	$ 7,747